Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,100,000
Previously Paid Amount	0.00
Total Fee Amount	842.41
Total Offset Amount	0.00
Net Fee	842.41
Narrative - Max Aggregate Offering Price	$ 6,100,000
Final Prospectus	true